Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Deferred acquisition costs	$ 1,000,000	$ 800,000
Deferred gain on disposal of business	300,000	500,000
Investments, net	200,000	200,000
Other	100,000	200,000
Total deferred tax assets	1,600,000	1,700,000
Deferred tax liabilities
Net unrealized appreciation on securities	(400,000)	(700,000)
Total deferred tax liabilities	(400,000)	(700,000)
Net deferred income tax assets	1,200,000	$ 1,000,000
Cumulative valuation allowance against deferred tax assets	0
Net operating loss carryforward	$ 0